STOCKHOLDERS' DEFICIT (Details)			1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2017 shares	Jan. 15, 2016 shares	Jul. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2018	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 shares	Nov. 02, 2007 shares
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Common Stock, Shares Authorized					150,000,000				150,000,000		150,000,000	150,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, Voting Rights						Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.					Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.
Stock Issued During Period, Shares, Restricted Stock Award, Gross									4,123,643		608,166	0
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 565,569	$ 286,575
Stock Issued During Period, Shares, Purchase of Assets									36,018
Stock Issued During Period, Value, Purchase of Assets (in Dollars) | $									$ 17,649	$ 0	$ 50,723
Stock Issued During Period, Shares, Share-based Compensation, Gross									2,233,125		10,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $									$ 446,625		$ 12,800
Stock Issued During Period, Shares, New Issues									200,000
Stock Issued During Period, Value, New Issues (in Dollars) | $									$ 70,000			$ 65,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					65,000				65,000		65,000	75,000	90,000
Share-based Compensation (in Dollars) | $											$ 565,569	$ 286,575
Stock Issued During Period, Shares, Other											50,000
Stock Issued During Period, Value, Other (in Dollars) | $											$ 366,400
Shares, Issued												3,976,410
Stock Issued During Period, Shares, Acquisitions		2,474,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											0	15,000
Common Stock, Capital Shares Reserved for Future Issuance														1,000,000
Stock Issued for Deferred Offering Cost, Shares											16,000
Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				50,000							60,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $				$ 82,500							$ 99,000
Stock Issued During Period, Shares, Purchase of Assets											80,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars) | $											$ 128,000
Stock Issued During Period, Shares, Share-based Compensation, Gross											60,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $											$ 99,000
Stock Issued During Period, Shares, New Issues												130,000
Stock Issued During Period, Value, New Issues (in Dollars) | $												$ 65,000
Stock Issued During Period, Shares, Other											15,520
Stock Issued During Period, Value, Other (in Dollars) | $											$ 9,529
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												$ 0.50
Stock Issued for Deferred Offering Cost, Shares				56,100
Chief Executive Officer [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			85,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars) | $			$ 17,000
Stock Issued During Period, Shares, Other											100,000
Stock Issued During Period, Value, Other (in Dollars) | $											$ 182,000
Stock Issued During Period, Shares Interest Expense											100,000
Stock Issued During Period, Value, Interest Expense (in Dollars) | $											$ 158,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												$ 0.50
Related Party [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares											$ 0.50
Stock Issued During Period, Shares, Settle Debt											1,200,000
Stock Issued During Period, Value, Settle Debt (in Dollars) | $											$ 600,000
Former Chief Executive Officer [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross												132,248
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $												$ 238,000
Stock Issued During Period, Shares, Other	100,000
Restricted Stock [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				100,000				10,000	7,500
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars) | $								$ 12,800
Share-based Compensation (in Dollars) | $					$ 11,040		$ 17,877		$ 37,069	$ 60,501	$ 62,616
Employee Stock Option [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												15,000
Services 2016 [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross											10,000
Services 2017 [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross											10,000
Non-Cash Offering Costs [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares											34,000
Non-Cash Offering Costs [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares				34,000
Minimum [Member] | Restricted Stock [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Maximum [Member] | Restricted Stock [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Equity Purchase Agreement [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Value, Other (in Dollars) | $				$ 184,800
Equity Purchase Agreement, Maximum (in Dollars) | $				$ 5,000,000
Equity Purchase Agreement, Term				24 years
Common Stock Discount Rate				10.00%
Equity Purchase Agreement [Member] | Commitment Fee [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Other				110,000
Shares Issued for Services #1, Consultant [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									2,000		17,646
Stock Issued During Period, Value, Issued for Services (in Dollars) | $									$ 1,420		$ 30,000
Shares Issued for Services #1 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									15,000			6,466
Stock Issued During Period, Value, Issued for Services (in Dollars) | $									$ 10,650			$ 14,955
Shares Issued for Services #2, Consultant [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									1,000,000		15,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $									$ 485,600		$ 23,400
Shares Issued to Non-Employee Directors [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									30,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $									$ 10,239
Stock Issued During Period, Shares, Issued to Each Non-Employee Director									10,000
Number of Non-Employee Directors Issued Shares									3
Shares Issued to Officer and Employee [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross									7,500
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars) | $									$ 37,069
Principal of Medahub for Services Performed [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									600,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $									$ 126,000
Shares Issued for Services #2 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services											50,000	2,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 82,500	$ 3,620
Shares Issued for Services #3 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services											10,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 12,800
To Investor and its Affiliate [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares Offering Costs											110,000
Stock Issued During Period Value Offering Costs (in Dollars) | $											$ 184,800
Shares Issued for Services #4 [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services											50,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 82,500
Expenses Incurred Related to Land Excavation and Clean Up [Member] | Director [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services											15,520
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 9,529
Shares Issued for Advisory Services [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services												15,846
Stock Issued During Period, Value, Issued for Services (in Dollars) | $												$ 30,000
Expire December 31, 2018 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											15,000
Expire November 6, 2019 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											30,000
Expire December 23, 2020 [Member]
STOCKHOLDERS' DEFICIT (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											20,000